ASSET ACQUISITION (Details Narrative) $ / shares in Units, $ in Thousands	Apr. 26, 2023 USD ($) $ / shares shares
Business Combination, Contingent Consideration [Line Items]
Allocated percentage of fair value purchased license	100.00%
Exacis Asset Purchase Agreement [Member]
Business Combination, Contingent Consideration [Line Items]
Shares acquisitions | shares	5,000
Lockup period for common stock	12 months
Asset acquisition	$ 75,000
Asset acquisition share price | $ / shares	$ 45.00
Cash or other consideration	$ (208)
Market capitalization of monetary amount	$ 2,000
Exacis Asset Purchase Agreement [Member] | Contingent Consideration One [Member]
Business Combination, Contingent Consideration [Line Items]
Commencement period of common stock in purchase agreement	3 years
Minimum market capitalization requirement, amount	$ 100,000
Number of consecutive trading days	10 days
Numerator value for stock issuance	$ 2,000
Exacis Asset Purchase Agreement [Member] | Contingent Consideration Two [Member]
Business Combination, Contingent Consideration [Line Items]
Commencement period of common stock in purchase agreement	3 years
Minimum market capitalization requirement, amount	$ 200,000
Number of consecutive trading days	10 days
Numerator value for stock issuance	$ 2,000
Exacis Asset Purchase Agreement [Member] | Contingent Consideration Three [Member]
Business Combination, Contingent Consideration [Line Items]
Commencement period of common stock in purchase agreement	5 years
Percentage of cash consideration	20.00%
Exacis Asset Purchase Agreement [Member] | Contingent Consideration Three [Member] | Maximum [Member]
Business Combination, Contingent Consideration [Line Items]
Cash or other consideration	$ 45,000